Common Stock, Warrants and Options (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2011
Number of Options
Beginning Balance	5,050,000
Granted	2,550,000	2,500,000
Cancelled	(2,450,000)	(1,500,000)
Ending Balance	5,050,000
Weighted average exercise price
Beginning Balance	$ 0.05	$ 0.10
Granted	$ 0.05	$ 0.05
Cancelled	$ 0.10	$ 0.10
Ending Balance		$ 0.07